ADVERTISING COSTS	12 Months Ended
Mar. 31, 2015
ADVERTISING COSTS
ADVERTISING COSTS

21.  ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2013, 2014 and 2015, relate primarily to advertisements in magazines and journals and amounted to ¥83,153 thousand, ¥194,157 thousand and ¥179,064 thousand, respectively.